INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - BioInvent International AB - Summary of Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Investments
Cost	$ 3,379
Gross unrealized losses	(756)
Equity securities at fair value	2,623
Common Stock | BioInvent International AB
Schedule of Investments
Cost	2,723
Gross unrealized losses	(166)
Equity securities at fair value	2,557
Warrants | BioInvent International AB
Schedule of Investments
Cost	656
Gross unrealized losses	(590)
Equity securities at fair value	$ 66